Financial Instruments (Changes In Foreign Currency Denominated Subsidiary Net Assets Declared As Net Investment Hedges) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011 Minimum [Member] Interest Rate Swap [Member]	Jul. 02, 2011 Minimum [Member] Cross Currency Swap [Member]	Jul. 02, 2011 Minimum [Member] Commitment To Purchase Foreign Currencies [Member]	Jul. 02, 2011 Minimum [Member] Commitment To Sell Foreign Currencies [Member]	Jul. 02, 2011 Minimum [Member] Commodity Future Contracts [Member]	Jul. 02, 2011 Minimum [Member] Commodity Options Contracts [Member]	Jul. 02, 2011 Maximum [Member] Interest Rate Swap [Member]	Jul. 02, 2011 Maximum [Member] Cross Currency Swap [Member]	Jul. 02, 2011 Maximum [Member] Commitment To Purchase Foreign Currencies [Member]	Jul. 02, 2011 Maximum [Member] Commitment To Sell Foreign Currencies [Member]	Jul. 02, 2011 Maximum [Member] Commodity Future Contracts [Member]	Jul. 02, 2011 Maximum [Member] Commodity Options Contracts [Member]	Jul. 02, 2011 Interest Rate Swap [Member]	Jul. 03, 2010 Interest Rate Swap [Member]	Jul. 02, 2011 Cross Currency Swap [Member]		Jul. 03, 2010 Cross Currency Swap [Member]		Jul. 02, 2011 Forward Rate Agreement [Member]	Jul. 03, 2010 Forward Rate Agreement [Member]	Jul. 02, 2011 Commitment To Purchase Foreign Currencies [Member]		Jul. 03, 2010 Commitment To Purchase Foreign Currencies [Member]		Jul. 02, 2011 Commitment To Sell Foreign Currencies [Member]		Jul. 03, 2010 Commitment To Sell Foreign Currencies [Member]		Jul. 03, 2010 Foreign Currency Option Contracts [Member]		Jul. 02, 2011 Commodity Future Contracts [Member]		Jul. 03, 2010 Commodity Future Contracts [Member]		Jul. 02, 2011 Commodity Options Contracts [Member]		Jul. 03, 2010 Commodity Options Contracts [Member]
Swap Contracts, Notional Amount															$ 584	$ 761	$ 813	[1]	$ 704	[1]		$ 50
Foreign Currency Contracts, Notional Amount																							2,757	[1]	4,211	[1]	2,754	[1]	4,066	[1]	9	[1],[2]
Commodity Contracts, Notional Amount																																	193	[3]	143	[3]	77	[2]	3	[2]
Net Investments Hedges	$ 4,052	$ 4,500
Number of Months of Hedge Coverage			8.9	2.5	0.1	0.1	2.0	0.1	23.5	23.5	11.6	11.6	11.0	5.0

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.
[3]	Commodity futures contracts are determined by the initial cost of the contract.